ELOC (Details) - USD ($)			6 Months Ended
	Sep. 30, 2024	Aug. 28, 2024	Sep. 30, 2025	Aug. 15, 2025	Apr. 15, 2025
ELOC [Line Items]
Total consideration amount				$ 3,500,000	$ 500,000
Share settled issuance costs	$ 187,500
Share settled share issuance costs not yet settled	93,750
Cash settled issuance costs	$ 90,641		$ 293,975
Common Shares [Member]
ELOC [Line Items]
Number of shares issued (in Shares)	76,009		1,872,051
ELOC [Member]
ELOC [Line Items]
Equity line of credit		$ 25,000,000
Purchase agreement		$ 25,000,000
Total consideration amount	$ 1,891,030		$ 7,349,396
Issuance costs	$ 278,141		$ 293,975
ELOC [Member] | Common Shares [Member]
ELOC [Line Items]
Number of shares issued (in Shares)	23,538		1,283,950
White Lion [Member] | Common Shares [Member]
ELOC [Line Items]
Number of shares issued (in Shares)			292